CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Research and development expenses, net	$ 1,081	$ 1,375	$ 2,883	$ 2,697
General and administrative expenses	894	1,193	1,992	3,700
Operating loss	1,975	2,568	4,875	6,397
Financial income (expenses), net	(15)	132	143	186
Net loss for the period	$ 1,990	$ 2,436	$ 4,732	$ 6,211
Loss per ordinary share (in USD) Basic and diluted	$ 0.15	$ .18	$ 0.36	$ .62
Weighted average number of ordinary shares outstanding - basic and diluted	13,274	13,266	13,277	10,503